CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017		Oct. 30, 2016 [1]	Oct. 25, 2015
OPERATING ACTIVITIES
Net earnings	$ 847,103		$ 890,517	$ 687,264
Adjustments to reconcile to net cash provided by operating activities:
Depreciation	122,594		123,581	125,292
Amortization of intangibles	8,383		8,387	8,142
Goodwill/intangible impairment	180		991	21,537
Equity in earnings of affiliates, net of dividends	(12,069)		7,505	13,438
Provision for deferred income taxes	62,166		44,327	19,979
Loss (gain) on property/equipment sales and plant facilities	322		80	(5,240)
Non-cash investment activities	(4,864)		(1,287)	(847)
Stock-based compensation expense	15,591		17,829	15,717
Excess tax benefit from stock-based compensation	(29,513)		(47,657)	(22,950)
Changes in operating assets and liabilities, net of acquisitions:
(Increase) decrease in accounts receivable	(28,091)		21,389	22,451
Decrease (increase) in inventories	41,312		(12,281)	82,437
(Increase) decrease in prepaid expenses and other current assets	(22,459)		13,235	20,519
(Decrease) increase in pension and post-retirement benefits	(13,275)		(34,510)	(28,999)
(Decrease) increase in accounts payable and accrued expenses	(2,553)		(40,783)	(7,429)
Increase (decrease) in net income taxes payable	25,369		1,525	42,116
Other				(1,435)
NET CASH PROVIDED BY OPERATING ACTIVITIES	1,010,196		992,848	991,992
INVESTING ACTIVITIES
Proceeds from sale of business	135,944		110,149
Acquisitions of businesses/intangibles	(520,463)		(280,889)	(770,587)
Purchases of property/equipment	(221,286)		(255,524)	(144,063)
Proceeds from sales of property/equipment	4,010		6,227	18,501
Decrease (increase) in investments, equity in affiliates, and other assets	8,792		11,078	(4,798)
NET CASH USED IN INVESTING ACTIVITIES	(593,003)		(408,959)	(900,947)
FINANCING ACTIVITIES
Proceeds from short-term debt	280,000		245,000	350,000
Principal payments on short-term debt	(280,000)		(430,000)	(165,000)
Dividends paid on common stock	(346,010)		(296,493)	(250,834)
Share repurchase	(94,487)		(87,885)	(24,928)
Proceeds from exercise of stock options	21,726		12,075	10,468
Excess tax benefit from stock-based compensation	29,513		47,657	22,950
Distribution to noncontrolling interest				(1,581)
Payments to noncontrolling interest				(11,702)
NET CASH USED IN FINANCING ACTIVITIES	(389,258)		(509,646)	(70,627)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	1,044		(6,339)	(7,353)
INCREASE IN CASH AND CASH EQUIVALENTS	28,979		67,904	13,065
Cash and cash equivalents at beginning of year	415,143	[1]	347,239	334,174
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 444,122		$ 415,143	$ 347,239	[1]

[1]	Fiscal 2016 included 53 weeks